UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche Mid Cap Value Fund

	Shares	Value ($)
Common Stocks 89.2%
Consumer Discretionary 11.8%
Auto Components 2.3%
Visteon Corp.	115,601	8,172,991
Diversified Consumer Services 2.4%
Houghton Mifflin Harcourt Co.*	545,345	8,698,253
Leisure Products 2.1%
Polaris Industries, Inc. (a)	86,000	7,451,040
Media 2.4%
TEGNA, Inc.	411,929	8,345,681
Textiles, Apparel & Luxury Goods 2.6%
Hanesbrands, Inc.	346,972	9,208,637
Consumer Staples 2.4%
Food Products
ConAgra Foods, Inc.	184,024	8,577,359
Energy 4.7%
Oil, Gas & Consumable Fuels
Cimarex Energy Co.	62,382	8,245,653
QEP Resources, Inc.	446,380	8,525,858
		16,771,511
Financials 20.8%
Banks 5.3%
First Republic Bank	112,245	8,638,375
KeyCorp	797,059	10,011,061
		18,649,436
Capital Markets 2.6%
Lazard Ltd. "A"	246,151	9,114,972
Consumer Finance 2.7%
Synchrony Financial*	350,853	9,764,239
Insurance 10.2%
Axis Capital Holdings Ltd.	180,141	10,244,619
CNO Financial Group, Inc.	469,622	7,631,357
Hartford Financial Services Group, Inc.	193,403	7,943,061
Reinsurance Group of America, Inc.	98,187	10,537,429
		36,356,466
Health Care 5.9%
Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	91,700	7,975,149
HealthSouth Corp.	203,413	8,280,943
		16,256,092
Life Sciences Tools & Services 1.3%
PerkinElmer, Inc.	83,589	4,451,114
Industrials 13.0%
Aerospace & Defense 2.2%
BWX Technologies, Inc.	199,414	7,739,257
Commercial Services & Supplies 2.6%
Pitney Bowes, Inc.	501,130	9,401,199
Machinery 5.9%
Crane Co.	151,170	9,723,255
Stanley Black & Decker, Inc.	89,256	11,045,430
		20,768,685
Trading Companies & Distributors 2.3%
AerCap Holdings NV* (a)	200,197	8,001,874
Information Technology 15.5%
Communications Equipment 4.1%
Harris Corp.	158,318	14,720,407
Electronic Equipment, Instruments & Components 5.0%
Dolby Laboratories, Inc. "A"	179,183	8,769,216
Keysight Technologies, Inc.*	291,528	8,871,197
		17,640,413
IT Services 3.6%
Convergys Corp.	430,024	12,827,616
Technology Hardware, Storage & Peripherals 2.8%
NetApp, Inc.	285,400	9,871,986
Materials 4.2%
Chemicals
Ashland, Inc.	67,516	7,904,773
Celanese Corp. "A"	110,160	7,097,609
		15,002,382
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group, Inc.	256,000	7,311,360
Gaming and Leisure Properties, Inc.	219,418	7,506,290
Physicians Realty Trust	336,600	7,206,606
		22,024,256
Utilities 4.7%
Electric Utilities 2.3%
FirstEnergy Corp.	248,029	8,117,989
Multi-Utilities 2.4%
WEC Energy Group, Inc.	140,283	8,400,146
Total Common Stocks (Cost $283,968,173)		316,334,001
Securities Lending Collateral 2.3%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $8,303,015)	8,303,015	8,303,015
Cash Equivalents 10.8%
Deutsche Central Cash Management Government Fund, 0.38% (c) (Cost $38,298,808)	38,298,808	38,298,808
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $330,569,996) †	102.3	362,935,824
Other Assets and Liabilities, Net	(2.3)	(8,108,325)
Net Assets	100.0	354,827,499

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $330,682,636. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $32,253,188. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,863,932 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,610,744.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2016 amounted to $7,952,629, which is 2.2% of net assets.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$316,334,001	$—	$—	$316,334,001
Short-Term Investments (d)	46,601,823	—	—	46,601,823
Total	$362,935,824	$—	$—	$362,935,824

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Mid Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016